Summary of Deferred Income Tax Expense (Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ 258	$ (1,065)
Deferred income tax expense (recovery), other comprehensive income	(99)	705
Deferred income tax expense (recovery), business combination and other	(20)	(194)
Total deferred income tax expense (recovery)	139	(554)	$ 1,031
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	335	(740)
Total deferred income tax expense (recovery)	335	(740)
Trading loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	9	7
Total deferred income tax expense (recovery)	9	7
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(46)	(23)
Deferred income tax expense (recovery), other comprehensive income	17	33
Total deferred income tax expense (recovery)	(29)	10
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(26)	(1)
Deferred income tax expense (recovery), other comprehensive income	617	(171)
Total deferred income tax expense (recovery)	591	(172)
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	27	(1)
Total deferred income tax expense (recovery)	27	(1)
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	98	95
Total deferred income tax expense (recovery)	98	95
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	25	(148)
Deferred income tax expense (recovery), business combination and other	(20)	0
Total deferred income tax expense (recovery)	5	(148)
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(14)	34
Deferred income tax expense (recovery), other comprehensive income	(733)	843
Total deferred income tax expense (recovery)	(747)	877
Land, buildings, equipment, and other depreciable assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(35)	(159)
Deferred income tax expense (recovery), business combination and other	0	(194)
Total deferred income tax expense (recovery)	(35)	(353)
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(25)	(18)
Total deferred income tax expense (recovery)	(25)	(18)
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(95)	(127)
Total deferred income tax expense (recovery)	(95)	(127)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	5	16
Total deferred income tax expense (recovery)	$ 5	$ 16